STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of operations for the nine months ended September 30, 2015 and 2014 was as follows:

	Nine months ended September 30,
	2015	2014

Research and development	$28	$25
General and administrative	73	249
	$101	$274

The Company has recorded aggregate stock-based compensation expense related to the issuance of stock option awards in the following line items in the accompanying consolidated statement of losses (in thousands):

	2014	2013
Research and development	$891	$483
General and administrative	1,164	771
Total stock-based compensation expense	$2,055	$1,254

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity under the Plans:

		Weighted-	Weighted-average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)

Outstanding at December 31, 2014	8,685,095	$1.65
Granted	376,600	$0.79
Exercised	—	—
Forfeited	(140,000)	$2.17
Outstanding at September 30, 2015	8,921,695	$1.60	3.3	$—

Exercisable at September 30, 2015	8,712,445	$1.62	3.3	$—

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	4,674,628	$1.79
Granted	1,515,995	$2.02
Exercised	–	–
Forfeited	(140,000)	$2.80
Outstanding at December 31, 2013	6,050,623	$1.82	4.0	$272
Granted	2,759,472	$1.26
Exercised	–	–
Forfeited	(125,000)	$1.50
Outstanding at December 31, 2014	8,685,095	$1.65	4.0	$46

Exercisable at December 31, 2014	8,559,895	$1.66	4.0	$46

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2015 and 2014:

	Nine months ended September 30,
	2015	2014
Volatility	58.4%	55.6%
Expected term (years)	3.4	3.3
Risk-free interest rate	1.0%	0.6%
Dividend yield	0%	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
Volatility	55.8%	58.8%
Expected term (years)	3.5	3.7
Risk-free interest rate	0.7%	0.6%
Dividend yield	None	None